22. Borrowings	12 Months Ended
Dec. 31, 2018
Deferred Revenue
Borrowings
	12.31.18	12.31.17
Non-current
Corporate notes (1)	6,249,967	4,812,465
Borrowing	942,500	1,376,829
Total non-current	7,192,467	6,189,294

Current
Interest from corporate notes	110,019	91,896
Borrowing	967,434	13,243
Total current	1,077,453	105,139

(1)	Net of debt issuance, repurchase and redemption expenses.

On October 11, 2017, the Company was granted a 36-month term loan by the Industrial and Commercial Bank of China Dubai (ICBC) Branch, for an amount of U.S.$ 50 million. The proceeds of the loan will be used to finance the Company’s investment plan and working capital. Furthermore, it must be pointed out that such loan constitutes an “Allowed Indebtedness” within the limits stipulated in the Corporate Notes due 2022.

The fair values of the Company’s non-current borrowings (Corporate Notes) as of December 31, 2018 and 2017 amount approximately to $ 6.5 billion and $ 5.3 billion, respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1 category.

The Company’s borrowings are denominated in the following currencies:

	12.31.18	12.31.17
US dollars	8,269,920	6,294,433
	8,269,920	6,294,433

The maturities of the Company’s borrowings and its exposure to interest rate are as follow:

	12.31.18	12.31.17
Fixed rate
Less than 1 year	110,019	91,896
From 2 to 5 years	6,249,967	4,812,465
Total Fixed rate	6,359,986	4,904,361

Variable rate
Less than 1 year	967,434	13,244
From 1 to 2 years	942,500	688,414
From 2 to 5 years	-	688,414
Total Variable rate	1,909,934	1,390,072
	8,269,920	6,294,433

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.18	12.31.17	12.31.16
Balance at beginning of the year	6,294,433	5,202,452	6,224,330
Proceeds from borrowings	-	1,285,946	-
Payment of borrowings' interests	(652,667)	(418,494)	(529,227)
Repurchase of Corporate Notes by the trust	-	-	(9,683)
Paid from repurchase of Corporate Notes	(375,520)	-	(441,462)
Gain from repurchase of Corporate Notes	(4,539)	-	(84)
Exchange difference and interest accrued	6,134,425	1,252,327	1,604,325
Result from exposure to inflation	(3,126,212)	(1,027,798)	(1,645,747)
Balance at the end of period	8,269,920	6,294,433	5,202,452

Corporate Notes programs

The Company is included in a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.17	Debt repurchase	Debt structure at 12.31.18	At 12.31.18
Fixed Rate Par Note	9	9.75	2022	171.87	(10.22)	161.65	6,249.78
Total				171.87	(10.22)	161.65	6,249.78

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.16	Debt repurchase	Debt structure at 12.31.17	At 12.31.17
Fixed Rate Par Note	9	9.75	2022	171.87	-	171.87	3,259.22
Total				171.87	-	171.87	3,259.22

The main covenants are the following:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s actions with regard to, among others, the following:

- encumbrance or authorization to encumber its property or assets;

- incurrence of indebtedness, in certain specified cases;

- sale of the Company’s assets related to its main business;

- carrying out of transactions with shareholders or related companies;

- making certain payments (including, among others, dividends, purchases of edenor’s common shares or payments on subordinated debt).

ii.	Suspension of Covenants:

Certain negative covenants stipulated in the terms and conditions of the Corporate Notes will be suspended or adapted if:

- the Company’s long-term debt rating is raised to Investment Grade, or the Company’s Level of Indebtedness is equal to or lower than 3.

- If the Company subsequently losses its Investment Grade rating or its Level of Indebtedness is higher than 3, as applicable, the suspended negative covenants will be once again in effect.

At the date of issuance of these financial statements, the previously mentioned ratios have been complied with.

In fiscal year 2018, the Company repurchased at market prices, in successive transactions, “Fixed Rate Class 9 Par Corporate Notes” due 2022, for an amount of U.S.$. 10.2 million nominal value.